Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ 41.3
Stressed Value-at-Risk (one-day)	48.0
Incremental Risk Capital Charge (one-year)	136.3
Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	49.9	$ 53.0	$ 38.4	$ 51.4	$ 33.5
Stressed Value-at-Risk (one-day)	51.2	61.4	81.1	56.3	75.2
Incremental Risk Capital Charge (one-year)	147.1	139.1	289.3	143.1	307.8
High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	66.7
Stressed Value-at-Risk (one-day)	60.9
Incremental Risk Capital Charge (one-year)	165.7
Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	39.7
Stressed Value-at-Risk (one-day)	42.1
Incremental Risk Capital Charge (one-year)	129.0
Interest rate risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	21.7
Interest rate risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	28.6	24.1	22.5	26.3	20.0
Interest rate risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	44.2
Interest rate risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	16.5
Credit risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	35.0
Credit risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	31.8	29.2	20.0	30.5	16.0
Credit risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	41.9
Credit risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	22.5
Equity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	10.4
Equity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	11.4	10.6	13.8	11.0	12.5
Equity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	15.8
Equity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	8.9
Currency risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.5
Currency risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	4.4	4.8	1.4	4.6	1.3
Currency risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	7.1
Currency risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	1.7
Commodity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.9
Commodity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	3.6	8.1	4.5	5.9	4.7
Commodity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	5.4
Commodity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.3
Idiosyncratic debt specific risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	28.0
Idiosyncratic debt specific risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	36.0	38.9	31.1	37.5	26.7
Idiosyncratic debt specific risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	48.5
Idiosyncratic debt specific risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	28.0
Risk diversification effect [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	(59.2)
Risk diversification effect [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ (65.9)	$ (62.7)	$ (54.9)	$ (64.4)	$ (47.7)